Management Compensation Plans (Schedule of Fair Value of Shares Vested for Performance-based RSUs) (Details) (Performance Restricted Stock Units (PRSUs) [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 12	$ 14	$ 8